Shareholder Fees - Institutional - Vanguard Short-Term Investment-Grade Fund - Institutional Shares	May 28, 2021
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none